Payden Emerging Markets Corporate Bond Fund
1
Schedule of Investments
- July 31, 2022 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Bonds (91%)
Argentina (USD) (1%
)
275,000 Pampa Energia SA 144A, 7.38%, 7/21/23 (a) $ 265
255,000 Provincia de Buenos Aires Government Bonds ,
3.00%, 9/01/37  68
333
Austria (USD) (1%
)
230,000 Klabin Austria GmbH 144A, 3.20%, 1/12/31 (a) 188
200,000 Klabin Austria GmbH 144A, 5.75%, 4/03/29 (a) 202
390
Bahamas (USD) (1%
)
445,000 Intercorp Peru Ltd. 144A, 3.88%, 8/15/29 (a) 363
Bermuda (USD) (6%
)
500,000 Bermuda Government International Bond 144A,
3.72%, 1/25/27 (a) 495
300,000 CBQ Finance Ltd. , 2.00%, 9/15/25 (b) 281
238,030 Digicel Group Holdings Ltd. 144A, 8.00%,
4/01/25 (a) 155
850,000 Geopark Ltd. 144A, 5.50%, 1/17/27 (a) 732
500,000 Ooredoo International Finance Ltd. 144A,
5.00%, 10/19/25 (a) 518
720,000 Star Energy Geothermal Darajat II/Star Energy
Geothermal Salak 144A, 4.85%, 10/14/38 (a) 617
2,798
Brazil (USD) (2%
)
200,000 BRF SA , 4.88%, 1/24/30 (b) 176
430,000 BRF SA 144A, 5.75%, 9/21/50 (a) 323
220,000 Itau Unibanco Holding SA 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.446%), 3.88%, 4/15/31 (a)(c) 196
334,751 Prumo Participacoes e Investimentos S/A 144A,
7.50%, 12/31/31 (a) 303
998
Canada (CAD) (0%
)
200,000 Tamarack Valley Energy Ltd. 144A, 7.25%,
5/10/27 CAD (a)(d) 153
Canada (USD) (0%
)
250,000 Strathcona Resources Ltd. 144A, 6.88%,
8/01/26 (a) 230
Cayman Islands (USD) (6%
)
1,029,732 Bioceanico Sovereign Certificate Ltd. 144A,
3.11%, 6/05/34 (a)(e) 654
230,000 Braskem Finance Ltd. , 6.45%, 2/03/24  237
200,000 Country Garden Holdings Co. Ltd. , 5.40%,
5/27/25 (b) 75
605,000 Energuate Trust 144A, 5.88%, 5/03/27 (a) 578
200,000 Kaisa Group Holdings Ltd. , 9.75%, 9/28/23 (b) 21
200,000 Kaisa Group Holdings Ltd. , 11.50%, 1/30/23 (b) 21
280,000 Logan Group Co. Ltd. , 4.25%, 7/12/25 (b) 33
470,000 Melco Resorts Finance Ltd. 144A, 5.38%,
12/04/29 (a) 323
98,900 Odebrecht Oil & Gas Finance Ltd. 144A,
0.00% (a)(e)(f) 1
400,000 Sands China Ltd. 144A, 3.25%, 8/08/31 (a) 311
210,000 Sands China Ltd. , 5.40%, 8/08/28  190
215,000 Shimao Group Holdings Ltd. , 5.60%,
7/15/26 (b) 21
150,000 Transocean Inc. 144A, 8.00%, 2/01/27 (a) 101
200,000 Vale Overseas Ltd. , 6.25%, 8/10/26  214
Principal
or Shares Security Description
Value
(000)
430,000 Wynn Macau Ltd. 144A, 5.63%, 8/26/28 (a) $ 336
3,116
Chile (USD) (2%
)
219,407 Alfa Desarrollo SpA 144A, 4.55%, 9/27/51 (a) 158
191,483 Celeo Redes Operacion Chile SA 144A, 5.20%,
6/22/47 (a) 169
260,000 Chile Electricity PEC SpA 144A, 3.13%,
1/25/28 (a)(e) 183
200,000 LA Construccion SA 144A, 4.75%, 2/07/32 (a) 152
200,000 VTR Comunicaciones SpA 144A, 4.38%,
4/15/29 (a) 131
793
Colombia (USD) (3%
)
200,000 Bancolombia SA , (5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 2.944%),
4.63%, 12/18/29 (c) 171
1,010,000 Colombia Telecomunicaciones SA ESP 144A,
4.95%, 7/17/30 (a) 817
270,000 Ecopetrol SA , 5.38%, 6/26/26  262
135,000 Ecopetrol SA , 6.88%, 4/29/30  129
1,379
Egypt (EUR) (0%
)
200,000 Egypt Government International Bond 144A,
6.38%, 4/11/31 EUR (a)(d) 124
France (USD) (1%
)
425,000 Altice France SA 144A, 5.13%, 7/15/29 (a) 364
Guatemala (USD) (0%
)
200,000 CT Trust 144A, 5.13%, 2/03/32 (a) 179
India (USD) (7%
)
640,000 Adani Electricity Mumbai Ltd. 144A, 3.95%,
2/12/30 (a) 522
210,000 Adani Ports & Special Economic Zone Ltd.
144A, 5.00%, 8/02/41 (a) 165
564,263 Adani Renewable Energy RJ Ltd./Kodangal Solar
Parks Pvt. Ltd./Wardha Solar Maharash 144A,
4.63%, 10/15/39 (a)(g) 408
218,750 Adani Transmission Step-One Ltd. 144A, 4.25%,
5/21/36 (a) 186
200,000 Export-Import Bank of India 144A, 3.88%,
2/01/28 (a) 193
386,400 JSW Hydro Energy Ltd. 144A, 4.13%,
5/18/31 (a) 334
250,000 Reliance Industries Ltd. 144A, 3.63%,
1/12/52 (a) 191
410,000 ReNew Power Ltd. 144A, 6.45%, 9/27/22 (a) 408
330,000 ReNew Power Pvt. Ltd. 144A, 5.88%,
3/05/27 (a) 318
620,000 Shriram Transport Finance Co. Ltd. 144A,
5.95%, 10/24/22 (a) 616
225,000 Summit Digitel Infrastructure Ltd. 144A,
2.88%, 8/12/31 (a) 175
3,516
Indonesia (USD) (2%
)
200,000 Cikarang Listrindo Tbk PT 144A, 4.95%,
9/14/26 (a) 185
400,000 Cikarang Listrindo Tbk PT , 4.95%, 9/14/26 (b) 370
600,000 Indofood CBP Sukses Makmur Tbk PT , 3.40%,
6/09/31 (b) 507
1,062

Payden Mutual Funds
Payden Emerging Markets Corporate Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
Ireland (USD) (1%
)
650,000 C&W Senior Financing DAC 144A, 6.88%,
9/15/27 (a) $ 582
220,000 Credit Bank of Moscow Via CBOM Finance PLC
144A, 3.88%, 9/21/26 (a) 58
640
Isle of Man (USD) (0%
)
70,000 AngloGold Ashanti Holdings PLC , 6.50%,
4/15/40  68
200,000 Gohl Capital Ltd. , 4.25%, 1/24/27 (b) 178
246
Israel (USD) (5%
)
610,000 Bank Hapoalim BM 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.155%), 3.26%, 1/21/32 (a)(b)(c) 527
610,000 Bank Leumi Le-Israel BM 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.631%), 3.28%, 1/29/31 (a)(b)(c) 549
310,000 Energean Israel Finance Ltd. 144A, 4.88%,
3/30/26 (a)(b)(g) 285
300,000 Israel Electric Corp. Ltd. 144A, 3.75%,
2/22/32 (a)(b) 277
200,000 Israel Electric Corp. Ltd. 144A, 4.25%,
8/14/28 (a)(b) 199
260,000 Leviathan Bond Ltd. 144A, 6.75%, 6/30/30 (a)
(b) 246
450,000 Mizrahi Tefahot Bank Ltd. 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.250%), 3.08%, 4/07/31 (a)(b)(c) 399
2,482
Jersey (USD) (0%
)
310,000 Galaxy Pipeline Assets Bidco Ltd. 144A, 2.63%,
3/31/36 (a) 262
Kazakhstan (KZT) (0%
)
70,000,000 Development Bank of Kazakhstan JSC 144A,
8.95%, 5/04/23 KZT (a)(d) 130
Luxembourg (USD) (3%
)
220,000 B2W Digital Lux Sarl 144A, 4.38%,
12/20/30 (a) 168
583,971 FEL Energy VI Sarl 144A, 5.75%, 12/01/40 (a) 422
430,000 Hidrovias International Finance Sarl 144A,
4.95%, 2/08/31 (a)(g) 341
218,893 JBS USA LUX SA Term Loan B 1L, (LIBOR
USD 1-Month + 2.000%), 2.80%, 5/01/26 (h) 216
220,000 Movida Europe SA 144A, 5.25%, 2/08/31 (a) 186
1,333
Marshall Islands (USD) (1%
)
322,028 Nakilat Inc. 144A, 6.07%, 12/31/33 (a) 341
Mauritius (USD) (2%
)
195,500 Greenko Power II Ltd. 144A, 4.30%,
12/13/28 (a) 168
300,000 Greenko Solar Mauritius Ltd. 144A, 5.95%,
7/29/26 (a) 275
486,750 India Cleantech Energy 144A, 4.70%,
8/10/26 (a) 411
200,000 Network i2i Ltd. 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
3.390%), 3.98% (a)(c)(f) 168
1,022
Principal
or Shares Security Description
Value
(000)
Mexico (MXN) (0%
)
2,200,000 Mexican Bonos Series M 20, 8.50%, 5/31/29
MXN (d) $ 107
1,600,000 Mexican Bonos Series M 30, 8.50%, 11/18/38
MXN (d) 76
183
Mexico (USD) (14%
)
200,000 Alsea SAB de CV 144A, 7.75%, 12/14/26 (a) 191
200,000 America Movil SAB de CV , 4.70%, 7/21/32  208
510,000 America Movil SAB de CV 144A, 5.38%,
4/04/32 (a) 484
200,000 Banco Mercantil del Norte SA 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.643%), 5.88% (a)(c)(f) 166
200,000 Banco Mercantil del Norte SA 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.967%), 6.75% (a)(c)(f) 189
400,000 Banco Santander Mexico SA Institucion de Banca
Multiple Grupo Financiero Santand 144A, (5 yr.
US Treasury Yield Curve Rate T Note Constant
Maturity + 2.995%), 5.95%, 10/01/28 (a)(c) 398
410,000 BBVA Bancomer SA 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.650%), 5.13%, 1/18/33 (a)(c) 356
200,000 Cemex SAB de CV 144A, 3.88%, 7/11/31 (a) 161
830,000 Cemex SAB de CV 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.534%), 5.13% (a)(c)(f) 695
840,000 Cibanco SA Institucion de Banca Multiple Trust
CIB/3332 144A, 4.38%, 7/22/31 (a) 580
200,000 Coca-Cola Femsa SAB de CV , 1.85%, 9/01/32  165
220,000 Corp. Inmobiliaria Vesta SAB de CV 144A,
3.63%, 5/13/31 (a) 174
270,000 Electricidad Firme de Mexico Holdings SA de
CV 144A, 4.90%, 11/20/26 (a) 213
216,608 Fermaca Enterprises S de RL de CV 144A,
6.38%, 3/30/38 (a) 205
220,000 Grupo Axo SAPI de CV 144A, 5.75%,
6/08/26 (a) 167
400,000 Grupo Bimbo SAB de CV 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.280%), 5.95% (a)(c)(f) 397
200,000 Mexico City Airport Trust 144A, 3.88%,
4/30/28 (a) 178
220,000 Mexico City Airport Trust 144A, 5.50%,
7/31/47 (a) 168
198,153 Mexico Generadora de Energia S de rl 144A,
5.50%, 12/06/32 (a)(g) 186
720,000 Orbia Advance Corp. SAB de CV 144A, 1.88%,
5/11/26 (a) 654
165,000 Petroleos Mexicanos , 5.95%, 1/28/31  129
60,000 Petroleos Mexicanos , 6.49%, 1/23/27  55
300,000 Petroleos Mexicanos , 6.70%, 2/16/32  241
70,000 Petroleos Mexicanos , 6.75%, 9/21/47  48
160,000 Petroleos Mexicanos 144A, 8.75%, 6/02/29 (a) 151
200,000 Trust Fibra Uno 144A, 4.87%, 1/15/30 (a) 174
210,000 Trust Fibra Uno 144A, 6.39%, 1/15/50 (a) 164
6,897
Netherlands (USD) (5%
)
210,000 Equate Petrochemical BV 144A, 2.63%,
4/28/28 (a) 189
635,000 Minejesa Capital BV 144A, 5.63%, 8/10/37 (a) 517

Principal
or Shares Security Description
Value
(000)
177,780 MV24 Capital BV 144A, 6.75%, 6/01/34 (a) $ 164
200,000 Prosus NV , 3.06%, 7/13/31 (b) 157
415,000 Prosus NV 144A, 4.03%, 8/03/50 (a) 286
200,000 Prosus NV 144A, 4.99%, 1/19/52 (a) 155
200,000 Sigma Finance Netherlands BV 144A, 4.88%,
3/27/28 (a) 193
500,000 Teva Pharmaceutical Finance Netherlands III BV ,
4.75%, 5/09/27  480
395,000 Teva Pharmaceutical Finance Netherlands III BV ,
6.75%, 3/01/28  397
2,538
Nigeria (USD) (0%
)
216,000 Nigeria Government International Bond 144A,
6.50%, 11/28/27 (a) 163
Panama (USD) (2%
)
600,000 AES Panama Generation Holdings SRL 144A,
4.38%, 5/31/30 (a) 493
407,908 UEP Penonome II SA 144A, 6.50%, 10/01/38 (a) 371
864
Paraguay (USD) (1%
)
615,000 Telefonica Celular del Paraguay SA 144A,
5.88%, 4/15/27 (a) 587
Qatar (USD) (1%
)
260,460 Ras Laffan Liquefied Natural Gas Co. Ltd. 3
144A, 5.84%, 9/30/27 (a) 274
Russian Federation (RUB) (0%
)
9,150,000 Russian Federal Bond - OFZ Series 6224, 6.90%,
5/23/29 RUB (d) 29
Saudi Arabia (USD) (1%
)
300,000 Saudi Telecom Co. , 3.89%, 5/13/29 (b) 298
Singapore (USD) (1%
)
443,813 Continuum Energy Levanter Pte Ltd. 144A,
4.50%, 2/09/27 (a) 369
300,000 SingTel Group Treasury Pte Ltd. , 2.38%,
10/03/26 (b) 289
658
South Korea (USD) (1%
)
200,000 Kookmin Bank 144A, 2.50%, 11/04/30 (a) 172
300,000 Kookmin Bank , 4.50%, 2/01/29 (b) 300
472
Spain (USD) (3%
)
660,000 AI Candelaria Spain SA 144A, 5.75%,
6/15/33 (a) 497
1,255,000 EnfraGen Energia Sur SA/EnfraGen Spain SA/
Prime Energia SpA 144A, 5.38%, 12/30/30 (a) 856
1,353
Sri Lanka (USD) (0%
)
250,000 Sri Lanka Government International Bond 144A,
6.85%, 11/03/25 (a) 80
SUPRANATIONAL (USD) (1%
)
200,000 Ardagh Packaging Finance PLC/Ardagh
Holdings USA Inc. 144A, 5.25%, 8/15/27 (a)(g) 153
215,000 Promigas SA ESP/Gases del Pacifico SAC 144A,
3.75%, 10/16/29 (a) 179
332
Turkey (USD) (1%
)
310,000 Turkiye Sise ve Cam Fabrikalari AS 144A,
6.95%, 3/14/26 (a) 275
Principal
or Shares Security Description
Value
(000)
200,000 Ulker Biskuvi Sanayi AS 144A, 6.95%,
10/30/25 (a) $ 148
423
Ukraine (USD) (0%
)
215,000 Ukraine Government International Bond 144A,
7.75%, 9/01/26 (a) 45
United Arab Emirates (USD) (3%
)
199,600 Acwa Power Management And Investments One
Ltd. 144A, 5.95%, 12/15/39 (a) 199
280,000 Emirates Semb Corp. Water & Power Co. PJSC
144A, 4.45%, 8/01/35 (a) 258
200,000 First Abu Dhabi Bank PJSC , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.138%), 4.50% (b)(c)(f) 194
415,000 NBK Tier 1 Financing 2 Ltd. , (6 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.832%), 4.50% (b)(c)(f) 389
290,000 NBK Tier 1 Ltd. 144A, (6 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.875%), 3.63% (a)(c)(f) 261
310,000 Sweihan PV Power Co. PJSC 144A, 3.63%,
1/31/49 (a) 262
1,563
United Kingdom (USD) (2%
)
200,000 Energean PLC 144A, 6.50%, 4/30/27 (a) 178
450,000 Jaguar Land Rover Automotive PLC 144A,
5.50%, 7/15/29 (a) 348
500,000 MARB BondCo PLC 144A, 3.95%, 1/29/31 (a) 409
255,000 Vedanta Resources Finance II PLC 144A, 8.95%,
3/11/25 (a) 187
1,122
United States (USD) (8%
)
532,180 BBFI Liquidating Trust 144A, 12/30/99 (a)(e) 233
420,000 Coral U.S. Co.-Borrower  LLC Term Loan B6
1L, (LIBOR USD 1-Month + 3.000%), 5.00%,
10/01/29 (h) 410
250,000 Directv Financing LLC/Directv Financing Co.-
Obligor Inc. 144A, 5.88%, 8/15/27 (a) 233
250,000 Genesis Energy LP/Genesis Energy Finance
Corp. , 8.00%, 1/15/27  246
430,000 JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance Inc. 144A, 5.75%, 4/01/33 (a) 426
425,000 Kosmos Energy Ltd. 144A, 7.13%, 4/04/26 (a) 375
200,000 MercadoLibre Inc. , 3.13%, 1/14/31  155
635,000 MIC Glen LLC Term Loan 2L, (LIBOR USD
3-Month + 6.750%), 9.122%%, 7/21/29 (h) 584
120,000 PBF Holding Co. LLC/PBF Finance Corp. ,
6.00%, 2/15/28  109
200,000 SierraCol Energy Andina LLC 144A, 6.00%,
6/15/28 (a) 146
285,000 STACR Trust 2018-HRP1 144A, (1 mo. LIBOR
USD + 3.750%), 6.01%, 4/25/43 (a)(c) 285
100,000 Summit Midstream Holdings LLC/Summit
Midstream Finance Corp. 144A, 8.50%,
10/15/26 (a) 96
510,000 Tacala Investment Corp. Term Loan B 2L,
(LIBOR USD 1-Month + 7.500%), 9.872%%,
2/05/28 (h) 480
3,778

Payden Mutual Funds
Payden Emerging Markets Corporate Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
Virgin Islands (British) (USD) (3%
)
1,000,000 1MDB Global Investments Ltd. , 4.40%,
3/09/23 (b) $ 960
490,000 Central American Bottling Corp./CBC Bottling
Holdco SL/Beliv Holdco SL 144A, 5.25%,
4/27/29 (a) 465
1,425
Total Bonds
(Cost - $52,177) 45,338
Investment Company (14%)
7,131,514 Payden Cash Reserves Money Market Fund*
(Cost - $7,132)  7,132
Total Investments (Cost - $59,309)  (105%)
52,470
Liabilities in excess of Other Assets ( -5% )
(2,473)
Net Assets (100%)
$ 49,997
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c) Floating rate security. The rate shown reflects the rate in effect at July 31,
2022.
(d) Principal in foreign currency.
(e) Yield to maturity at time of purchase.
(f) Perpetual security with no stated maturity date.
(g) All or a portion of these securities are on loan. At July 31, 2022, the total market value of the Fund’s securities on loan is $927 and the total market value of the collateral held by the Fund is $967. Amounts in 000s.
(h) Floating rate security. The rate shown reflects the rate in effect at July 31,
2022. The stated maturity is subject to prepayments.
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
USD 194
IDR  2,869,000 Barclays Bank PLC 08/18/2022 $ –
USD 293
IDR  4,312,000 Barclays Bank PLC 08/18/2022 3
USD 166
CAD  212 HSBC Bank USA, N.A. 09/15/2022 –
USD 166
EUR  154 HSBC Bank USA, N.A. 09/15/2022 8
11
Liabilities:
IDR 7,181,000 USD  488 Barclays Bank PLC 08/18/2022 (4)
USD 216 MXN  4,520 HSBC Bank USA, N.A. 10/17/2022 (2)
(6)
Net Unrealized Appreciation (Depreciation)
$ 5
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(000s)
Long Contracts:
U.S. Treasury 10-Year Note Future 8 Sep-22 $ 969 $ 19 $ 19
Open Centrally Cleared Credit Default Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation/
(Depreciation)
(000s)
Protection Bought (Relevant Credit: Federative Republic of
Brazil), Pay 1% Quarterly, Receive upon credit default 06/20/2027 USD 1,450 $105 $71 $34

Open Centrally Cleared Credit Default Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation/
(000s)(Depreciation)
Protection Bought (Relevant Credit: Markit CDX, North
America High Yield Series 38 Index), Pay 5% Quarterly,
Receive upon credit default 06/20/2027 USD 1,421 (24) (15) (9)
$81 $56 $25
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation/
(Depreciation)
(000s)
10-Year Interest Rate Swap, Pay Fixed 1.732% Annually,
Receive Variable .57277% (ESTRON) Annually 04/11/2031 EUR 200 $(8) $– $(8)
10-Year Interest Rate Swap, Receive Fixed 2.771% Annually,
Pay Variable 1.530% (SOFRRATE) Annually 04/11/2031 USD 228 7 – 7
$(1) $– $(1)